Operating Expenses (Details) - Schedule of Operating Expenses - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Operating Expenses [Line Items]
Compensation and employee benefits	[1]	$ 117,917	$ 152,154	$ 156,112
Other operating expenses	[2]	48,120	52,831	50,622
Cost of sales	[3]	38,515	54,004	30,215
Operating expenses		$ 204,552	$ 258,989	$ 236,949

[1]	Compensation and employee benefits included salaries, bonuses, commissions, post-employment benefits and charges arising from share-based compensation.
[2]	Other operating expenses included general and administrative expenses, marketing expenses, in-orbit insurance expenses, professional fees and facility costs. The balance for year ended December 31, 2023 included $1.7 million of leases not capitalized due to exemptions and variable lease payments not included in the measurement of the leases liabilities (December 31, 2022 — $1.7 million).
[3]	Cost of sales included the cost of third-party satellite capacity, the cost of equipment sales and other costs directly attributable to fulfilling the Company’s obligations under customer contracts.